JPMORGAN TRUST II

245 Park Avenue

New York, N.Y. 10167

May 14, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:

JPMorgan Trust II (“Trust”) on behalf of

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

(the “Funds”)

File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 106 (Amendment No. 107 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to register new Direct Shares for the Funds listed above, which are in a stand-alone prospectus for the new class. We are concurrently filing a post-effective amendment to the registration statement for JPMorgan Trust I (“JPMT I”), which add Direct Shares to certain JPMT I Funds; these Funds are also described in the prospectus included in this Amendment.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Assistant Secretary

cc:

James O’Connor

Division of Investment Management